Consolidated Statements of Changes In Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Total Share Capital	Additional paid in capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
Balance at Dec. 31, 2022	$ 1,350	$ 500	$ 1,850	$ 500		$ (3,474)	$ (1,124)
Balance (in Shares) at Dec. 31, 2022	13,500,000	5,000,000	18,500,000
Net income (loss)						32,696	32,696
Foreign currency translation adjustment					70		70
Balance at Dec. 31, 2023	$ 1,350	$ 500	$ 1,850	500	70	29,222	31,642
Balance (in Shares) at Dec. 31, 2023	13,500,000	5,000,000	18,500,000
Net income (loss)						852,499	852,499
Foreign currency translation adjustment					4,053		4,053
Balance at Dec. 31, 2024	$ 1,350	$ 500	$ 1,850	500	4,123	881,721	888,194
Balance (in Shares) at Dec. 31, 2024	13,500,000	5,000,000	18,500,000
Net income (loss)						(153,660)	(153,660)
Issue of shares pursuant to IPO, net of offering costs (Note 10)	$ 161		$ 161	5,066,046			5,066,207
Issue of shares pursuant to IPO, net of offering costs (Note 10) (in Shares)	1,610,000		1,610,000
Foreign currency translation adjustment					(3,729)		(3,729)
Balance at Dec. 31, 2025	$ 1,511	$ 500	$ 2,011	$ 5,066,546	$ 394	$ 728,061	$ 5,797,012
Balance (in Shares) at Dec. 31, 2025	15,110,000	5,000,000	20,110,000